Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
4.	Summary of Significant Accounting Policies

Basis of Preparation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and include the financial statements of TH International Limited and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation. For consolidated subsidiary where the ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as non-controlling interests.

These consolidated financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

The Company has incurred losses since its inception. The Company incurred net losses of RMB873 million, RMB745 million and RMB383 million for the years ended December 31, 2023, 2022 and 2021 respectively. For the year ended December 31, 2023, the Company had net operating cash outflow of RMB196 million. As of December 31, 2023, the Company’s net current liabilities and accumulated losses were RMB937 million and RMB2,256 million, respectively. The Company will require additional liquidity to continue its operations over the next 12 months

Historically, the Company had relied principally on proceeds from the issuance of ordinary shares, long-term convertible notes and bank borrowings to finance its operations and business expansion. The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses (ii) obtaining additional facilities from banks and renewal of existing bank borrowings (iii) obtaining financial support from controlling shareholder and related parties (iv) exploring opportunities for further equity or equity-linked financing. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.

The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

Fiscal Calendar

The Company’s fiscal year is from January 1 to December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions including the incremental borrowing rate, net realizable value of inventories, fair value of long-lived assets, share-based compensation arrangements, earn-in shares, earn-out shares, liability-settled share-based payment to non-employee, ESA derivative liabilities, warrant liabilities, convertible notes and Deferred Contingent consideration.

Foreign Currency Transaction and Translation

The Company’s reporting currency is Chinese Renminbi Yuan (“RMB”). The functional currency of TH International Limited and its wholly-owned subsidiaries incorporated in Hong Kong is United States Dollars (“US$"). The functional currency of the Company’s PRC subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in foreign currency transaction gain or loss in the Consolidated Statements of Operations.

The financial statements of TH International Limited and its wholly-owned subsidiaries incorporated in Hong Kong are translated from US$ into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than deficits generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income (loss) in the Consolidated Statements of Comprehensive Loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the Consolidated Balance Sheets.

Risks and Concentration

Foreign exchange risk

As the Company’s principal activities are carried out in PRC, the Company’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’ Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’ Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Company during the reporting periods.

Concentration of credit risk

The Company’s credit risk primarily arises from cash and cash equivalents, time deposits, short-term investments, prepaid expenses and other current assets and accounts receivable. The bank deposits, including term deposits, with financial institutions in the mainland of the PRC and Hong Kong Special Administrative Region (“HKSAR”) are insured by the government authorities up to RMB500,000 and HKD500,000, respectively. Total bank deposits are insured by the government authority with amounts up to RMB17,207,785 and RMB11,631,710 as of December 31, 2023 and December 31, 2022, respectively.

The Company expects that there is no significant credit risk associated with the cash and cash equivalents, time deposits and short-term investments which are held by reputable financial institutions. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Company has no significant concentrations of credit risk with respect to its prepaid expenses and other current assets.

Accounts receivable are unsecured and are primarily derived from revenue earned from sub-franchisees and wholesale customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Concentration of operating risk

The Company owns, operates and franchises stores in the PRC, including Hong Kong and Macau under the “Tim Hortons” and “Popeyes” brand. Such business activities are solely dependent upon its master development agreement with THRI. The Company’s failure to comply its master development agreement with THRI would have a material adverse effect on its financial condition, results of operations, and cash flows.

Cash and cash equivalents and Time deposits

The Company’s cash and cash equivalents consist of cash on hand, cash held in banks, time deposits which are less than three-months or highly liquid investments. For time deposits which are longer than three-months but less than twelve-months, the Company recorded them in the time deposits account.

Cash and cash equivalents and time deposit are deposited in financial institutions at below locations:

	December 31, 2023	December 31, 2022

Cash on hand	517,065	212,598

Financial institutions in Mainland China
—Denominated in RMB	121,237,473	102,427,994
—Denominated in USD	86,161,529	69,063,161
Total balance of cash and cash equivalents and time deposits held at Mainland China financial institutions	207,399,002	171,491,155

Financial institutions in HKSAR
—Denominated in RMB	4,739	5,192
—Denominated in USD	12,831,286	67,368,485
Total balance of cash held at the HKSAR financial institutions	12,836,025	67,373,677

Total balance of cash and cash equivalents and time deposits held at financial institutions	220,235,027	238,864,832
Total balance of cash and cash equivalents and time deposits	220,752,092	239,077,430

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, since its incorporation. The Company’s revenues are mainly generated from sales of food, beverage and packaged products by Company owned and operated stores, franchise fees, revenues from other franchise support activities and revenue from e-commerce sales and wholesale products.

Sales of food, beverage and packaged products by Company owned and operated stores

The Company generates majority of its revenue from sales of food, beverage and packaged products to customers by Company owned and operated stores. The revenue amounts exclude sales-related taxes.

For customers who visit the Company’s stores, sales revenue is recognized when Company satisfies its obligation by transferring control of the good to the customer.

The Company also offers its customers food, beverage and packaged products through third-party aggregators’ platforms. When orders are completed by the stores and control of the food, beverage and packaged products is transferred to the delivery staff of third-party aggregators, which control and determine the price for the delivery service, the Company recognizes revenue, excluding delivery fees.

Franchise fees

Franchise fees primarily include upfront franchise fees, continuing fees and revenue from advertising services.

The Company grants franchise rights to sub-franchisees in exchange for upfront franchise fees and continuing fees. The Company recognizes upfront franchise fees received from a sub-franchisee as revenue over the term of the franchise agreement because the franchise rights are accounted for as rights to access the Company’s symbolic intellectual property in accordance with ASC 606. The Company recognizes continuing fees, which are based upon a percentage of sub-franchisee sales, as those sales occur.

For advertising services, the Company often engages third parties to provide services and acts as a principal in the transaction based on its responsibilities of defining the nature of the services and administering and directing all marketing and advertising programs in accordance with the provisions of the Company’s franchise agreements. The Company collects advertising contributions, which are generally based on certain percentage of sales from sub-franchisees. Advertising services provided to sub-franchisees are highly interrelated to franchise right, and are not considered individually distinct. The Company recognizes revenue from advertising services when the related sales occur.

Revenues from other franchise support activities

Other franchise support activities mainly consist of sales of kitchen equipment, raw materials for food, beverage and packaged products and provision of pre-opening and training services to sub-franchisees. These support activities provide stand-alone benefits to the sub-franchisees which are separate from the franchise right and are considered as distinct performance obligations of the Company. The Company recognizes revenue of these sales when kitchen equipment or products are delivered to and accepted by the sub-franchisees and services over the period of time when services are provided, respectively, at the amount that the Company is entitled to receive in exchange.

Loyalty program

The Company operates a loyalty program that allows registered members to earn points for each qualifying purchase. Points, which generally expire 12 months after being earned, may be redeemed for future purchases of products for free or at a discounted price in Company owned and operated stores. Points cannot be redeemed or exchanged for cash. The Company defers revenue associated with the estimated selling price of the points earned by the loyalty program members, as contract liabilities on the Consolidated Balance Sheets. The Company subsequently recognizes revenue when the points are redeemed or expired. The Company estimates the value of the product for which points are expected to be redeemed and redemption patterns, including an estimate of the breakage for points that members will never redeem. The Company reviews the estimated value of points at least annually based upon the latest available information regarding redemption and expiration patterns.

Revenue from e-commerce sales and wholesale products

The Company generates revenue from e-commerce sales, consisting of sale of packaged coffee, tea beverages and single-serve coffee and tea products to customers through third-party e-commerce platforms. The Company recognizes revenue when the control of the goods is transferred to the customers, which occurs upon the delivery of goods.

Beginning from year 2022, the Company generated revenue from wholesale of canned coffee beverage and packaged coffee extract. The Company recognizes revenue when the control of the goods is transferred to the customers, which occurs upon the delivery of goods.

Accounts receivable and current expected credit losses

Accounts receivable primarily consist of receivables from sub-franchisees and wholesale customers which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. Accounts receivable are presented net of allowance for credit losses.

The Company adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13) on January 1, 2023 (ASC326). ASC 326 requires the measurement and recognition of expected credit losses using the current expected credit losses (CECL) model for financial assets held at amortized cost, which includes the Company’s accounts receivable, receivables from payment processors and aggregators and short-term deposits including in other current assets, other non-current assets and other financial assets. Expected credit losses include losses expected based on known credit issues with specific customers as well as a general expected credit loss allowance based on relevant information, including historical loss rates, current conditions, and reasonable economic forecasts that affect collectability. The Company updates allowance for credit losses on a quarterly basis with changes in the allowance recognized in the consolidated statements of comprehensive loss. Prior to the adoption of ASC 326 on January 1, 2023, the Company maintained a general and specific allowance for doubtful accounts for estimated losses based on the aging of the receivables and factors surrounding the credit risk of specific sub-franchisees and wholesale customers.

Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2023 and 2022, the Company has an allowance for doubtful accounts balance of RMB4.96 million and RMB2.36 million respectively. As of December 31, 2023 and 2022, the Company do not have off-balance-sheet credit exposure related to its sub-franchisees and wholesale customers.

Receivables from Payment Processors and Aggregators

Receivables from payment processors such as WeChat and Alipay and aggregators are amounts due from them for clearing transactions and are included in prepaid expenses and other current assets. The cash was paid by customers through these payment processors and aggregators for food and goods provided by the Company. The Company considers and monitors the credit worthiness of the third-party payment processors and aggregators. An allowance for doubtful accounts is recorded using the current expected credit losses(CECL) model. Receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote.

Deferred Offering Costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the proposed offering and that would be charged to shareholders’ equity upon the completion of the proposed offering. Should the proposed offering prove to be unsuccessful, these deferred offering costs will be charged to the Consolidated Statements of Operations.

Inventories

Inventories are stated at the lower of cost (determined by the first-in, first-out method) and net realizable value. Net realizable value is the estimated selling price of the inventory in the ordinary course of business less reasonably predictable costs of disposal. Adjustments are recorded in the cost of revenues to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and impairment, if any. The Company calculates depreciation and amortization on a straight-line basis over the estimated useful lives of the assets as follows: 3 to 15 years for furniture and office equipment, 4 to 12 years for kitchen equipment, 3 to 5 years for capitalized software costs, and shorter of the estimated useful lives and remaining lease term for leasehold improvements. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

The Company capitalizes items associated with construction but not yet placed into service, as construction in progress (CIP). Items capitalized include fees associated with the design, build out and furnishing of the stores. Store CIP is not amortized or depreciated until the related assets are ready for intended use. Items are placed into service according to their asset category when the store is open for service.

Internal Development Costs

Capitalized internal costs include payroll expenses related to employees fully dedicated to store construction, decoration design and store site acquisition. Capitalized payroll costs are allocated to each new store location based on the actual time spent on each project. The Company commences capitalizing costs related to construction, decoration design and store site acquisition when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. The internal development costs is recorded in the leasehold improvements when the store is open for service.

Intangible Assets

Intangible assets include the franchise right authorized by THRI and PLK and upfront franchise fees requested to pay to THRI and PLK upon opening of a new store. The franchise right authorized by THRI and PLK is amortized on a straight-line basis over the initial term of 20 years. The upfront franchise fees related to both Company owned and operated stores and franchised stores are capitalized as an intangible asset and amortized on a straight-line basis over the term of each individual franchise agreement, which ranges from 2 to 12 years.

Delivery Costs

Delivery costs are expenses incurred for delivery of food and beverage products sold to customers through third-party aggregator platforms. The Company incurred delivery costs of RMB116,959,484, RMB73,615,391 and RMB38,604,864 for the years ended December 31, 2023, 2022 and 2021, respectively.

Impairment of Long-Lived Assets

The Company reviews long-lived assets (including property and equipment and intangible assets with definite useful lives and operating lease right-of-use (“ROU”) assets for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of impairment testing, the company has concluded that each individual store is the lowest level of asset group with independent cash flows. The asset that supports the revenue-producing activities of two or more asset groups is defined as an enterprise asset. The unit of account for testing impairment of an enterprise asset comprises that asset plus the other assets and liabilities that together capture the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

If an indicator of impairment exists for an asset group, an estimate of undiscounted future cash flows generated by the asset group is compared to its carrying value. If an asset group is determined to be impaired, the loss is measured by the excess of the carrying amount of the asset group over its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. The impairment losses were RMB111,426,961, RMB7,222,765, RMB1,001,880 for the years ended December 31, 2023, 2023 and 2021, respectively.

Employee Benefits

The Company’s subsidiaries in the PRC participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of operations amounted to RMB83,363,011, RMB87,557,303 and RMB60,189,806 for the years ended December 31, 2023, 2022 and 2021, respectively.

Share-Based Compensation

Share-based awards granted to employees and directors in the form of share options and restricted share units are subject to service and performance conditions. They are measured at the grant date fair value of the awards, and are recognized as compensation expense over the service period for the entire award on a graded-vesting basis and when performance conditions are probable of being achieved. The Company elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Share-based payment granted to non-employees in the form of ordinary shares are subject to service and performance conditions. They are measured at the fair value of the goods or services received except where the fair value cannot be estimated, in which case it is measured at the fair value of the equity instrument granted. The fair value of the share-based payment to non-employees classified as liability is periodically re-measured until the settlement of the payment, and any change therein is recognized over the period and in the same manner as if the Company had paid cash instead of paying with stock options.

Asset Retirement Obligations

The Company recognizes an asset and a liability for the fair value of an asset retirement obligation (“ARO”) when such an obligation is incurred. The Company’s AROs are primarily associated with leasehold improvements which, at the end of the lease, the Company is contractually obligated to remove in order to comply with the lease agreement. As such, the Company amortizes the asset on a straight-line basis over the lease term and accrete the liability to its nominal value using the effective interest method over the lease term.

Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Non-controlling Interests

The Company reports net loss attributable to non-controlling interests separately on the face of the Consolidated Statements of Operations. The portion of equity attributable to non-controlling interests is reported within equity, separately from the Company’s Shareholders’ equity on the Consolidated Balance Sheets.

Leases

Prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASC 842”) and subsequent amendments issued by the Financial Accounting Standards Board (“FASB”) on January 1, 2022, operating leases were not recognized on the balance sheet, but rental expense from operating leases that contain rent holidays or scheduled rent increases were recognized on a straight-line basis over the lease term. Contingent rentals based on sales levels in excess of stipulated amounts or solely based on a percentage of the store’s sales, are included in rental expense when attainment of the contingency is considered probable (e.g., when Company sales occur).

The Company adopted ASC 842 on January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements.

Upon adoption of ASC 842, ROU assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China, the Company’s credit rating and lease term.

For operating leases, the Company recognizes a single lease cost on a straight-line basis over the lease term. For rental payments either based on a percentage of the store’s sales in excess of a fixed base amount or solely based on a percentage of the store’s sales, they are recognized as variable lease cost as incurred.

The Company does not have finance leases for the years ended December 31, 2023, 2022 and 2021.

The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less; the Company recognizes rental expense for these leases on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

Marketing Expenses

The Company records advertising and promotional costs in the marketing expenses as incurred. The advertising and promotional costs were RMB102,184,771, RMB81,017,100 and RMB50,316,856 for the years ended December 31, 2023, 2022 and 2021, respectively.

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies are recognized when it is probable that the Company will comply with the conditions attached to them, and the subsidies will be received. A government subsidy related to an asset is deferred and recorded in other liabilities and then recognized as other income ratably over the expected useful life of the related asset in the Consolidated Statement of Operations. A government subsidy that compensates the Company for expenses or losses to be incurred in the future is deferred and recorded in other liabilities and recognized as other income in the periods in which the expenses or losses are recognized. Government grant for the purpose of giving immediate financial support to the Company with no future related costs is recognized as other income in the Consolidated Statement of Operations when the grant becomes receivable.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the year in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expenses and penalties in general and administrative expenses.

A valuation allowance to reduce the carrying amount of deferred income tax assets is established when it is more likely than not that the Company will not realize some portion or all of the tax benefit of its deferred income tax assets. The Company evaluates, on a quarterly basis, whether it is more likely than not that its deferred income tax assets are realizable. In performing this analysis, the Company considers all available evidence, both positive and negative, including historical operating results, the estimated timing of future reversals of existing taxable temporary differences, estimated future taxable income exclusive of reversing temporary differences and carryforwards and potential tax planning strategies that may be employed to prevent operating loss or tax credit carryforwards from expiring unused.

Loss Per Share

Basic loss per share represents net loss to shareholders divided by the weighted-average number of ordinary shares outstanding during the year. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Operating Segments

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews segment results when making decisions about allocating resources and assessing performance of the Company. For the purpose of internal reporting and management’s operation review, the Company has determined that it operates under two reportable segments after the completion of assets acquisition of Popeyes (note 3), one relating to Tim Hortons and the other relating to Popeyes. Prior to 2023, the Company operated Tim Hortons only, and hence identified one reportable segment. For both segments, the Company reports financial information and evaluates the operations of the two segments by revenues, company owned and operated store costs and expenses and segment loss before income taxes. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

Fair Value Measurements

The Company applies ASC 820, Fair Value measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The Company’s financial instruments primarily include cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, short-term investments, bank borrowings-current and bank borrowings, non-current, accounts payable, amount due to related parties, other current liabilities, liability-settled share-based payment to non-employee, derivative financial liabilities and convertible notes. The bank borrowings, non-current approximate their fair values, because these borrowings carry interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities. The Company’s convertible notes, liability-settled share-based payment to non-employee and derivative financial liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Company’s short-term investment was measured at fair value using significant observable inputs other than quoted prices and categorized in Level 2 of the fair value hierarchy.

As of December 31, 2023 and 2022, the carrying amounts of other financial instruments approximate their fair value due to their short-term nature.

Statutory Reserve

In accordance with the PRC Company Laws, the paid-in capitals of the PRC subsidiaries are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

In addition, in accordance with the PRC Company Laws, the PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies. The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation. As of December 31, 2023 and 2022, there was no statutory surplus fund and discretionary surplus fund by the Company’s PRC subsidiaries, as these PRC companies were in accumulated losses as determined under PRC GAAP.

As of December 31, 2023, the paid-in capitals of the PRC subsidiaries in the amount of RMB 1,006,561,220 are the Company’s restricted net assets.

Changes In Accounting Principle

The Company adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326” on January 1, 2023 using the modified retrospective approach. As a result, the Company was not required to adjust its comparative period financial information for effects of the standard or make the new required credit loss allowance disclosures for periods before the date of adoption.

ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASC 326 eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. The adoption of this standard resulted in a change of the Company’s provision policy primarily for accounts receivable. This adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASC 842, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The FASB subsequently issued amendments to clarify the implementation guidance. The Company adopted ASC 842 on January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements.

The Company has elected the package of the transition practical expedients, including (1) not to reassess whether any expired or existing contracts, including land easements that were not previously accounted for as leases, are or contain leases, (2) not to reassess the lease classification for any expired or existing leases, and (3) not to reassess initial direct costs for any existing leases.

The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	December 31, 2021	Effect of Adoption		January 1, 2022
	RMB	RMB		RMB

Prepaid expenses and other current assets	142,838,295	(15,272,677	)(a)	127,565,618
Operating lease right-of-use assets	-	853,553,284	(b)	853,553,284
Lease liabilities-current	-	(133,024,693	)(c)	(133,024,693)
Other current liabilities	(286,078,575)	4,351,416	(d)	(281,727,159)
Lease liabilities-non-current	-	(752,579,348	)(c)	(752,579,348)
Other non-current liabilities	(47,167,706)	42,972,018	(d)	(4,195,688)

(a) Represents the current portion of prepaid rental expenses reclassified to operating lease right-of-use assets.

(b) Represents the net result of capitalization of operating lease payments and reclassification of prepaid rental expenses.

(c) Represents the recognition of current and non-current lease liabilities.

(d) Represents the reclassification of current and non-current accrued rental expenses to lease liabilities.

New accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (Topic 280) which requires public entities to disclose (1) significant segment expenses by reportable segment if they are regularly provided to the Chief Operating Decision Maker (CODM) and included in each reported measure of segment profit or loss, (2) other segment items by reportable segment, (3) more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles, (4) CODM’s title and position on both an annual and an interim basis. The standard is effective for the Group from January 1, 2024. The Group is in the process determining the impact of the adoption of this standard on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes - Improvements to Income Tax Disclosures (Topic 740). Under the ASU, Public Business Entities must annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate. The standard is effective for the Group from January 1, 2025. The Group is in the process determining the impact of the adoption of this standard on its consolidated financial statements.